STATUTORY RESERVES AND RESTRICTED NET ASSETS (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statutory Accounting Practices [Line Items]
Appropriations to statutory reserves, percentage	10.00%	10.00%	10.00%
Maximum percentage of statutory reserves required based on total registered capital	50.00%
Amount contributed to statutory reserves	$ 384	$ 70	$ 51
Variable Interest Entity Primary Beneficiary [Member] | Foreign Invested Enterprises
Statutory Accounting Practices [Line Items]
Restricted net assets	$ 62,755